BORROWINGS - SHORT TERM LOAN (Details)	Dec. 29, 2018 USD ($)	Oct. 11, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 29, 2018 CNY (¥)	Oct. 11, 2018 CNY (¥)
Short-term Debt [Line Items]
Bank loan			¥ 13,850,000
Other borrowing			¥ 13,850,000
Third-party A
Short-term Debt [Line Items]
Bank loan	$ 73,000	$ 1,723,000		¥ 500,000	¥ 11,850,000
Interest rate (as a percent)	12.00%			12.00%
Term of the short term borrowing	15 days	4 months
Third-party B
Short-term Debt [Line Items]
Bank loan	$ 218,000			¥ 1,500,000
Interest rate (as a percent)	12.00%			12.00%
Term of the short term borrowing	1 month